Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Natixis Funds Trust II
Entity Central Index Key	0000052136
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
C000094853
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class A
Trading Symbol	LABAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$49	0.98%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,161,670,427
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 3,051,957
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.95% from 0.98%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Material Fund Change Expenses [Text Block]

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.95% from 0.98%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094854
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class C
Trading Symbol	LABCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$86	1.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.73%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,161,670,427
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 3,051,957
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.70% from 1.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Material Fund Change Expenses [Text Block]

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.70% from 1.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190722
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class N
Trading Symbol	LASNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$34	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,161,670,427
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 3,051,957
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.68%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Material Fund Change Expenses [Text Block]

Expenses: Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.68%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000094855
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Strategic Alpha Fund
Class Name	Class Y
Trading Symbol	LASYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Loomis Sayles Strategic Alpha Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 1,161,670,427
Holdings Count | Holding	997
Advisory Fees Paid, Amount	$ 3,051,957
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$1,161,670,427
  # of Portfolio Holdings (including overnight repurchase agreements and derivatives)997
  Portfolio Turnover Rate25%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,051,957

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.2%
Short-Term Investments	13.3%
Pharmaceuticals	3.0%
Equity-Linked Notes	3.2%
Non-Agency Commercial Mortgage-Backed Securities	3.3%
Cable Satellite	4.2%
Banking	4.5%
Collateralized Loan Obligations	6.2%
ABS Other	7.0%
Technology	8.8%
Treasuries	10.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options, swap agreement, forward foreign currency contracts, and futures contracts)

Credit QualityFootnote Reference*Footnote Reference†

Table Summary
Value	Value
Cash & equivalents	14.1
US Treasury	6.3
Not ratedFootnote Reference^	22.5
CC	0.1
CCC	1.5
B	5.0
BB	10.2
BBB	26.3
A	10.2
AA	3.9
AAA	1.7
Footnote	Description
Footnote*	Percentages are calculated based on Net Assets. Totals may not add up to 100% due to other assets and liabilities, such as receivables and payables, not being included in the table.
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Credit Quality Explanation [Text Block]	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.70% from 0.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Material Fund Change Expenses [Text Block]

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.70% from 0.73%.

Fees: Effective July 1, 2026, the advisory fee rate as a percentage of average daily net assets will be 0.57% on the first $1.25 billion of assets, and 0.55% thereafter.

Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021802
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class A
Trading Symbol	NEFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$51	1.03%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 924,140,601
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,216,782
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021804
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class C
Trading Symbol	NECOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$88	1.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.78%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 924,140,601
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,216,782
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190720
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class N
Trading Symbol	NOANX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 924,140,601
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,216,782
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000021805
Shareholder Report [Line Items]
Fund Name	Natixis Oakmark Fund
Class Name	Class Y
Trading Symbol	NEOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Natixis Oakmark Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$39	0.78%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 924,140,601
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,216,782
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$924,140,601
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$3,216,782

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	33.7%
Short-Term Investments	3.9%
Passenger Airlines	3.2%
Hotels, Restaurants & Leisure	3.5%
Health Care Equipment & Supplies	3.7%
Beverages	3.9%
Software	4.8%
Oil, Gas & Consumable Fuels	5.7%
Financial Services	5.8%
Consumer Finance	6.2%
Insurance	7.5%
Banks	8.2%
Capital Markets	9.9%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Targa Resources Corp.	3.3%
Delta Air Lines, Inc.	3.2%
Keurig Dr. Pepper, Inc.	3.0%
Airbnb, Inc., Class A	2.9%
Citigroup, Inc.	2.9%
Merck & Co., Inc.	2.9%
Elevance Health, Inc.	2.8%
Corteva, Inc.	2.7%
Ally Financial, Inc.	2.5%
Capital One Financial Corp.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.

Material Fund Change Expenses [Text Block]	Fees: Effective July 1, 2026, the Fund’s Board of Trustees approved a proposal to reduce the advisory fee rate to 0.59% on all asset and the sub-advisory fee rate was reduced to 0.472% on all assets.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069913
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class A
Trading Symbol	VNVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$64	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.15%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 244,994,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 611,968
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.10% from 1.15%.

Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.10% from 1.15%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069914
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class C
Trading Symbol	VNVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$106	1.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.90%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 244,994,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 611,968
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.85% from 1.90%.

Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 1.85% from 1.90%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000128764
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class N
Trading Symbol	VNVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$47	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 244,994,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 611,968
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.80% from 0.85%.

Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.80% from 0.85%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000069915
Shareholder Report [Line Items]
Fund Name	Vaughan Nelson Mid Cap Fund
Class Name	Class Y
Trading Symbol	VNVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vaughan Nelson Mid Cap Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$50	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%
Material Change Date	Jun. 30, 2026
AssetsNet	$ 244,994,250
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 611,968
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

  Total Net Assets$244,994,250
  # of Portfolio Holdings (including overnight repurchase agreements)59
  Portfolio Turnover Rate55%
  Total Advisory Fees Paid (after waiver/reimbursement, if applicable)$611,968

Holdings [Text Block]

Industry Summary

Table Summary
Value	Value
Other investments less than 3% of net assetsFootnote Reference*	14.9%
Technology Hardware, Storage & Peripherals	3.2%
Machinery	4.2%
Hotels, Restaurants & Leisure	4.9%
Household Durables	4.9%
Energy Equipment & Services	4.9%
Construction & Engineering	5.3%
Specialty Retail	5.7%
Electronic Equipment, Instruments & Components	5.8%
Multi-Utilities	6.0%
Electric Utilities	6.4%
Semiconductors & Semiconductor Equipment	8.0%
Aerospace & Defense	12.5%
Electrical Equipment	13.3%
Footnote	Description
Footnote*	Net of other assets less liabilities

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Marvell Technology, Inc.	3.9%
Hubbell, Inc.	3.6%
Sandisk Corp.	3.2%
Evergy, Inc.	3.2%
Alliant Energy Corp.	3.2%
WEC Energy Group, Inc.	3.0%
CMS Energy Corp.	3.0%
Curtiss-Wright Corp.	2.9%
Burlington Stores, Inc.	2.8%
Royal Caribbean Cruises Ltd.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.85% from 0.90%.

Material Fund Change Expenses [Text Block]	Expenses: Effective July 1, 2026, the expense limit as a percentage of average daily net assets was reduced to 0.85% from 0.90%.
Summary of Change Legend [Text Block]

For the six months ended June 30, 2026, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 225-5478 or through your financial intermediary.

Updated Prospectus Phone Number	(800) 225-5478
Updated Prospectus Web Address	im.natixis.com/funddocuments